Changes In Carrying Amount of Goodwill by Segment (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 28, 2012 Segment	May 01, 2010 Segment
Goodwill [Line Items]
Tax basis of goodwill in excess of related basis	$ 96,576
Number of operating segments	3	3
Goodwill re-allocation	$ 20,279	$ 29,135